Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income		$ 215,856	$ 275,469	$ 274,663
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	[1]	4,572	(17,946)	(4,193)
Unrealized gains (losses) on derivative instruments	[1]	(15,197)	(87,004)	71,245
Pension and other post-retirement benefit plans	[1]	64,517	130,329	47,915
Other Comprehensive Income (Loss), Net of Tax	[1]	53,892	25,379	114,967
Total comprehensive income		269,748	300,848	389,630
Less: comprehensive income attributable to non-controlling interest		856	899	(1,915)
Comprehensive income attributable to Elbit Systems Ltd.’s shareholders		$ 270,604	$ 301,747	$ 387,715

[1]	Other comprehensive income (loss), net of tax expenses (tax benefit) in the amounts of $132, $1,419 and $(6,186) for the years 2023, 2022 and 2021, respectively.